Commitments and Contingencies (Details)		6 Months Ended		12 Months Ended
	Apr. 02, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Commitments and Contingencies [Abstract]
Paid claimant	$ 15,000
Settlement claim	$ 1,000
Accrued provision for legal proceedings		$ 260,000	$ 204,419	$ 275,000
Litigation loss